SEWARD & KISSEL LLP
                               901 K Street, N.W.
                                   Suite 800
                             Washington, D.C. 20001

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184

                                                            May 15, 2017

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

         Re:     The AB Portfolios:
                 - AB Wealth Appreciation Strategy
                 - AB Conservative Wealth Strategy
                 - AB Tax-Managed Wealth Appreciation Strategy
                 File Nos. 33-12988 and 811-05088
                 ---------------------------------------------

Dear Sir or Madam:

      Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 109 under the Securities Act of 1933 and Amendment No. 111 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of the above referenced Strategies. We are making this filing for the purpose of reflecting:

      (1) changes to the principal strategies of AB Conservative Wealth Strategy; and

      (2) changes to the principal strategies and portfolio management team for each of AB Wealth Appreciation Strategy and AB Tax-Managed Wealth Appreciation Strategy.

      Please call me at the above-referenced number if you have any questions regarding the attached.

                                                      Sincerely,

                                                      /s/ Lancelot A. King
                                                      --------------------
                                                          Lancelot A. King

Attachment
cc:   Paul M. Miller, Esq.